Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Treasury Shares, At Cost	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings (Accumulated Deficit)
Beginning Balance at Dec. 31, 2011	$ 2,274,073	$ 2,169	$ 0	$ 2,344,226	$ (60,284)	$ (12,038)
Beginning Balance (in shares) at Dec. 31, 2011		216,900	7,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)		2	(2)
Shares issued under share-based compensation plan	0	0		0
Share-based compensation	5,318			5,318
Other comprehensive income (loss)	1,868				1,868
Net income	33,989					33,989
Ending Balance at Dec. 31, 2012	2,315,248	2,169	0	2,349,544	(58,416)	21,951
Ending Balance (in shares) at Dec. 31, 2012		216,902	7,198
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)		133	(133)
Shares issued under share-based compensation plan	0	1		(1)
Share-based compensation	9,315			9,315
Other comprehensive income (loss)	49,859				49,859
Net income	25,502					25,502
Ending Balance at Dec. 31, 2013	2,399,924	2,170	0	2,358,858	(8,557)	47,453
Ending Balance (in shares) at Dec. 31, 2013		217,035	7,065
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)		418	(418)
Shares issued under share-based compensation plan	95	5		90
Issuance of common shares to treasury (in shares)			8,670
Stock repurchase under share repurchase program (in shares)		(1,669)	1,669
Stock repurchase under share repurchase program, value	(8,240)		(8,240)
Share-based compensation	10,484			10,484
Other comprehensive income (loss)	(11,648)				(11,648)
Net income	188,257					188,257
Ending Balance at Dec. 31, 2014	$ 2,578,872	$ 2,175	$ (8,240)	$ 2,369,432	$ (20,205)	$ 235,710
Ending Balance (in shares) at Dec. 31, 2014		215,784	16,986